UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1. Reports to Stockholders

US equity mutual fund

Delaware Mid Cap Value Fund

April 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Mid Cap Value Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2018 to April 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

Delaware Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratio	Expenses Paid During Period 11/1/18 to 4/30/19*
Actual Fund return†
Class A	$1,000.00	$1,099.90	1.21%	$6.30
Class C	1,000.00	1,096.30	1.96%	10.19
Class R	1,000.00	1,098.60	1.46%	7.60
Institutional Class	1,000.00	1,101.10	0.96%	5.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.79	1.21%	$6.06
Class C	1,000.00	1,015.08	1.96%	9.79
Class R	1,000.00	1,017.55	1.46%	7.30
Institutional Class	1,000.00	1,020.03	0.96%	4.81
*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10

equity holdings

Delaware Mid Cap Value Fund	As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.50%
Basic Industry	7.86%
Business Services	1.94%
Capital Spending	10.93%
Consumer Cyclical	3.99%
Consumer Services	7.43%
Consumer Staples	2.72%
Energy	6.77%
Financial Services	21.74%
Healthcare	4.11%
Real Estate Investment Trusts	9.99%
Technology	11.91%
Transportation	2.32%
Utilities	6.79%
Short-Term Investments	2.28%
Total Value of Securities	100.78%
Liabilities Net of Receivables and Other Assets	(0.78%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Synopsys	2.96%
Raymond James Financial	2.89%
East West Bancorp	2.37%
Public Service Enterprise Group	2.11%
Comerica	2.02%
ITT	1.92%
Marathon Oil	1.89%
Hess	1.79%
WEC Energy Group	1.79%
Synchrony Financial	1.74%

Schedule of investments
Delaware Mid Cap Value Fund	April 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.50%
Basic Industry – 7.86%
Axalta Coating Systems †	6,350	$171,323
Berry Global Group †	5,901	346,979
Celanese	4,350	469,321
Chemours	5,750	207,057
Graphic Packaging Holding	23,350	324,098
Huntsman	14,450	321,368
WR Grace & Co.	3,950	298,541

		2,138,687

Business Services – 1.94%
Brink’s	4,150	331,709
ManpowerGroup	2,050	196,882

		528,591

Capital Spending – 10.93%
AECOM †	7,950	269,505
Allison Transmission Holdings	4,150	194,469
Gates Industrial †	14,400	231,552
HD Supply Holdings †	6,900	315,261
ITT	8,650	523,757
KBR	19,700	437,734
Quanta Services	8,950	363,370
Spirit AeroSystems Holdings Class A	4,200	364,980
United Rentals †	1,950	274,794

		2,975,422

Consumer Cyclical – 3.99%
BorgWarner	4,100	171,257
DR Horton	5,550	245,921
Johnson Controls International	3,468	130,050
Mohawk Industries †	1,050	143,063
Stanley Black & Decker	2,700	395,820

		1,086,111

Consumer Services – 7.43%
Cable One	250	265,133
CBS Class B	4,150	212,771
Cinemark Holdings	5,000	210,250
Darden Restaurants	1,750	205,800
Dollar Tree †	2,550	283,764
Hasbro	1,850	188,441
Marriott International Class A	1,820	248,284
PVH	1,700	219,283
VF	2,000	188,820

		2,022,546

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples – 2.72%
Conagra Brands	7,950	$244,701
Tyson Foods Class A	3,100	232,531
US Foods Holding †	7,200	263,160

		740,392

Energy – 6.77%
Encana	47,240	327,373
Hess	7,600	487,312
Marathon Oil	30,250	515,460
Patterson-UTI Energy	17,250	234,427
SM Energy	11,900	189,567
Whiting Petroleum †	3,225	88,333

		1,842,472

Financial Services – 21.74%
Affiliated Managers Group	1,750	194,110
Allstate	3,000	297,180
American Financial Group	4,550	471,061
Assurant	2,550	242,250
Comerica	7,000	550,130
East West Bancorp	12,550	646,074
First Hawaiian	11,390	314,933
Hancock Whitney	8,550	373,977
Hartford Financial Services Group	5,350	279,859
KeyCorp	25,350	444,893
Raymond James Financial	8,600	787,502
Reinsurance Group of America	2,900	439,379
Synchrony Financial	13,700	474,979
Torchmark	4,575	401,045

		5,917,372

Healthcare – 4.11%
Becton Dickinson & Co.	550	132,407
Cigna	550	87,362
Quest Diagnostics	2,900	279,502
Service Corp. International	5,750	239,257
Zimmer Biomet Holdings	3,100	381,796

		1,120,324

Real Estate Investment Trusts – 9.99%
Apartment Investment & Management Class A	6,802	335,747
Brandywine Realty Trust	17,550	270,095
Equity Residential	4,550	347,711
Highwoods Properties	5,400	240,732
Host Hotels & Resorts	18,050	347,282
Kimco Realty	15,400	267,806

Schedule of investments

Delaware Mid Cap Value Fund

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Life Storage	3,400	$323,986
VEREIT	42,050	347,333
Welltower	3,200	238,496

		2,719,188

Technology – 11.91%
Agilent Technologies	4,000	314,000
Avnet	7,150	347,561
Citrix Systems	750	75,720
DXC Technology	2,450	161,063
Fiserv †	2,300	200,652
Flex †	24,300	268,272
Keysight Technologies †	3,875	337,241
Qorvo †	2,850	215,489
Synopsys †	6,650	805,181
Teradyne	9,050	443,450
Western Digital	1,450	74,124

		3,242,753

Transportation – 2.32%
CSX	2,000	159,260
JB Hunt Transport Services	2,300	217,304
Southwest Airlines	4,700	254,881

		631,445

Utilities – 6.79%
CMS Energy	7,650	424,957
Edison International	3,050	194,499
IDACORP	1,700	168,334
Public Service Enterprise Group	9,650	575,623
WEC Energy Group	6,200	486,266

		1,849,679

Total Common Stock (cost $22,724,757)		26,814,982

Short-Term Investments – 2.28%
Money Market Mutual Funds – 2.28%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)	124,258	124,258
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	124,258	124,258
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	124,258	124,258
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	124,258	124,258

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	124,258	$124,258

Total Short-Term Investments (cost $621,290)		621,290

Total Value of Securities – 100.78% (cost $23,346,047)		$27,436,272

†	Non-income producing security.

GS	– Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Mid Cap Value Fund	April 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$27,436,272
Cash	1,773
Receivable for fund shares sold	49,474
Dividends and interest receivable	11,777
Receivable from investment manager	255

Total assets	27,499,551

Liabilities:
Payable for fund shares redeemed	220,225
Audit and tax fees payable	17,615
Accounting and administration expenses payable	11,529
Other accrued expenses	11,030
Reports and statements to shareholders expenses payable	9,916
Distribution fees payable to affiliates	3,898
Accounting and administration expenses payable to affiliates	412
Dividend disbursing and transfer agent fees and expenses payable to affiliates	217
Trustees’ fees and expenses payable to affiliates	86
Legal fees payable to affiliates	31
Reports and statements to shareholders expenses payable to affiliates	30

Total liabilities	274,989

Total Net Assets	$27,224,562

Net Assets Consist of:
Paid-in capital	$23,495,447
Total distributable earnings (loss)	3,729,115
Total Net Assets	$27,224,562

Net Asset Value
Class A:
Net assets	$10,836,117
Shares of beneficial interest outstanding, unlimited authorization, no par	1,727,708
Net asset value per share	$6.27
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$6.65

Class C:
Net assets	$1,911,208
Shares of beneficial interest outstanding, unlimited authorization, no par	329,595
Net asset value per share	$5.80

Class R:
Net assets	$121,560
Shares of beneficial interest outstanding, unlimited authorization, no par	19,431
Net asset value per share	$6.26

Institutional Class:
Net assets	$14,355,677
Shares of beneficial interest outstanding, unlimited authorization, no par	2,288,502
Net asset value per share	$6.27

[1] Investments, at cost	$23,346,047

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Mid Cap Value Fund	Six months ended April 30, 2019 (Unaudited)

Investment Income:
Dividends	$223,587
Interest	6,251
Foreign tax withheld	(130)

229,708

Expenses:
Management fees	90,504
Distribution expenses – Class A	12,748
Distribution expenses – Class C	9,028
Distribution expenses – Class R	257
Registration fees	30,225
Accounting and administration expenses	22,981
Audit and tax fees	17,652
Reports and statements to shareholders expenses	14,820
Dividend disbursing and transfer agent fees and expenses	14,314
Legal fees	12,886
Custodian fees	3,432
Trustees’ fees and expenses	710
Other	5,801
235,358
Less expenses waived	(97,662)
Less expenses paid indirectly	(85)

Total operating expenses	137,611

Net Investment Income	92,097

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(308,778)
Net change in unrealized appreciation (depreciation) of investments	2,689,558

Net Realized and Unrealized Gain	2,380,780

Net Increase in Net Assets Resulting from Operations	$2,472,877

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Mid Cap Value Fund

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$92,097	$61,872
Net realized gain (loss)	(308,778)	785,208
Net change in unrealized appreciation (depreciation)	2,689,558	(2,290,869)

Net increase (decrease) in net assets resulting from operations	2,472,877	(1,443,789)

Dividends and Distributions to Shareholders from:
Distributable earnings
Class A	(359,413)	(101,564)
Class C	(62,367)	(16,073)
Class R	(3,529)	(799)
Institutional Class	(441,142)	(43,609)

	(866,451)	(162,045)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,768,255	5,266,481
Class C	315,449	856,578
Class R	67,702	70,304
Institutional Class	4,704,101	7,993,689

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	356,575	100,480
Class C	62,156	16,002
Class R	3,529	799
Institutional Class	331,383	34,050

	7,609,150	14,338,383

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,313,459)	$(2,157,578)
Class C	(405,444)	(537,857)
Class R	(4,393)	(50,491)
Institutional Class	(1,334,450)	(615,545)

	(4,057,746)	(3,361,471)

Increase in net assets derived from capital share transactions	3,551,404	10,976,912

Net Increase in Net Assets	5,157,830	9,371,078

Net Assets:
Beginning of period	$22,066,732	$12,695,654

End of period	$27,224,562	$22,066,732

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$5.94	$6.23	$5.09	$5.22	$6.22	$11.79

0.02	0.03	0.02	0.04	0.02	0.02
0.52	(0.24)	1.20	0.13	0.21	0.78

0.54	(0.21)	1.22	0.17	0.23	0.80

(0.02)	(0.02)	(0.03)	(0.01)	(0.02)	(0.12)
(0.19)	(0.06)	(0.05)	(0.29)	(1.21)	(6.25)

(0.21)	(0.08)	(0.08)	(0.30)	(1.23)	(6.37)

$6.27	$5.94	$6.23	$5.09	$5.22	$6.22

9.99%	(3.45% )	24.17%	3.78%	4.27%	10.75%

$10,836	$10,377	$7,887	$4,795	$3,825	$3,685
1.21%	1.25%	1.25%	1.25%	1.40% [4]	1.25%

2.02%	2.34%	2.86%	4.10%	4.09%	4.34%
0.70%	0.40%	0.42%	0.71%	0.31%	0.28%

(0.11% )	(0.69% )	(1.19% )	(2.14% )	(2.38% )	(2.81% )
6%	20%	24%	49%	25%	28%

Financial highlights

Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets.
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $0.005 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/19[1]		Year ended
(Unaudited)		10/31/18	10/31/17	10/31/16		10/31/15		10/31/14
$5.51		$5.81	$4.76	$4.93		$5.96		$11.52

—	[3]	(0.02)	(0.02)	—	[3]	(0.02)		(0.03)
0.48		(0.22)	1.12	0.12		0.20		0.75

0.48		(0.24)	1.10	0.12		0.18		0.72

—		—	—	—		—		(0.03)
(0.19)		(0.06)	(0.05)	(0.29)		(1.21)		(6.25)

(0.19)		(0.06)	(0.05)	(0.29)		(1.21)		(6.28)

$5.80		$5.51	$5.81	$4.76		$4.93		$5.96

9.63%		(4.26% )	23.30%	2.95%		3.53%		9.99%

$1,911		$1,837	$1,619	$1,206		$1,084		$775
1.96%		2.00%	2.00%	2.00%		2.15%	[5]	2.00%

2.77%		3.09%	3.61%	4.85%		4.84%		5.09%
(0.05%	)	(0.35% )	(0.33% )	(0.04%	)	(0.44%	)	(0.47% )

(0.86%	)	(1.44% )	(1.94% )	(2.89%	)	(3.13%	)	(3.56% )
6%		20%	24%	49%		25%		28%

Financial highlights

Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Amount is less than $0.005 per share.

[4]	For the year ended Oct. 31, 2015, net investment income distributions of $7 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.001) per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

[6]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15		10/31/14
$5.93	$6.22	$5.08	$5.22	$6.21		$11.77

0.01	0.01	0.01	0.02	—	[3]	— [3]
0.52	(0.23)	1.20	0.13	0.22		0.78

0.53	(0.22)	1.21	0.15	0.22		0.78

(0.01)	(0.01)	(0.02)	—	—	[4]	(0.09)
(0.19)	(0.06)	(0.05)	(0.29)	(1.21)		(6.25)

(0.20)	(0.07)	(0.07)	(0.29)	(1.21)		(6.34)

$6.26	$5.93	$6.22	$5.08	$5.22		$6.21

9.86%	(3.66% )	23.96%	3.39%	4.14%		10.41%

$122	$49	$31	$55	$34		$42
1.46%	1.50%	1.50%	1.50%	1.65%	[6]	1.50%

2.27%	2.59%	3.11%	4.35%	4.34%		4.59%
0.45%	0.15%	0.17%	0.46%	0.06%		0.03%

(0.36% )	(0.94% )	(1.44% )	(2.39% )	(2.63%	)	(3.06% )
6%	20%	24%	49%	25%		28%

Financial highlights

Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	As a result of proxy fees, ratio of expenses to average net assets for the year ended Oct. 31, 2015, exceeded the contractual waiver by 15 basis points.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$5.95	$6.24	$5.10	$5.23	$6.23	$11.81

0.03	0.04	0.04	0.05	0.03	0.04
0.51	(0.23)	1.19	0.13	0.21	0.77

0.54	(0.19)	1.23	0.18	0.24	0.81

(0.03)	(0.04)	(0.04)	(0.02)	(0.03)	(0.14)
(0.19)	(0.06)	(0.05)	(0.29)	(1.21)	(6.25)

(0.22)	(0.10)	(0.09)	(0.31)	(1.24)	(6.39)

$6.27	$5.95	$6.24	$5.10	$5.23	$6.23

10.11%	(3.21% )	24.42%	4.05%	4.55%	11.00%

$14,356	$9,804	$3,159	$1,310	$1,059	$916
0.96%	1.00%	1.00%	1.00%	1.15% [4]	1.00%

1.77%	2.09%	2.61%	3.85%	3.84%	4.09%
0.95%	0.65%	0.67%	0.96%	0.56%	0.53%

0.14%	(0.44% )	(0.94% )	(1.89% )	(2.13% )	(2.56% )
6%	20%	24%	49%	25%	28%

Notes to financial statements
Delaware Mid Cap Value Fund	April 30, 2019 (Unaudited)

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services-Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2019 and for all open tax years (years ended Oct. 31, 2016–Oct. 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2019, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2019, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gain (loss) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements

Delaware Mid Cap Value Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $45 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $40 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.89% of the Fund’s average daily net assets from Nov. 1, 2018 through April 30, 2019.* For purposes of those waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.” For the six months ended April 30, 2019, the Fund was charged $2,443 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2019, the Fund was charged $1,206 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2019, the Fund was charged $356 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2019, DDLP earned $1,350 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2019, DDLP received gross CDSC commissions of $135 and $114 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from Feb. 28, 2018 through Feb. 28, 2020.

Notes to financial statements

Delaware Mid Cap Value Fund

3. Investments

For the six months ended April 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$4,233,094
Sales	1,415,691

At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$23,346,047

Aggregate unrealized appreciation of investments	$4,874,360
Aggregate unrealized depreciation of investments	(784,135)

Net unrealized appreciation of investments	$4,090,225

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$26,814,982	$—	$26,814,982
Short-Term Investments	621,290	—	621,290

Total Value of Securities	$27,436,272	$—	$27,436,272

During the six months ended April 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended April 30, 2019, there were no Level 3 investments.

Notes to financial statements

Delaware Mid Cap Value Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/19	10/31/18
Shares sold:
Class A	318,780	808,349
Class C	59,313	141,826
Class R	11,205	10,945
Institutional Class	800,988	1,232,522

Shares issued upon reinvestment of dividends and distributions:
Class A	71,031	15,749
Class C	13,367	2,685
Class R	705	125
Institutional Class	66,144	5,337

	1,341,533	2,217,538

Shares redeemed:
Class A	(408,859)	(342,553)
Class C	(76,382)	(89,915)
Class R	(762)	(7,766)
Institutional Class	(226,030)	(96,230)

	(712,033)	(536,464)

Net increase	629,500	1,681,074

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2019, and the year ended Oct. 31, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions

	Class C	Class A
	Shares	Shares	Value
Six months ended 04/30/19	3,383	3,127	$19,372
Year ended 10/31/18	18,283	17,013	110,245

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participant, entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of April 30, 2019, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

Notes to financial statements

Delaware Mid Cap Value Fund

6. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2019, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended April 30, 2019. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	Officer	Officer	PNC Financial Services Group
Delaware Funds®	Private Wealth Management	Assurant, Inc.	Pittsburgh, PA
by Macquarie	J.P. Morgan Chase & Co.	New York, NY
Philadelphia, PA	New York, NY	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL	Christianna Wood
Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA		Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
	John A. Fry President Drexel University Philadelphia, PA		Former Vice President and
Jerome D. Abernathy Managing Member Stonebrook Capital Management, LLC New York, NY			Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS I

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2019